Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Net Sales			Operating Profits
(dollars in millions)	2019	2018	2017	2019	2018	2017
Otis	$13,113	$12,904	$12,341	$1,948	$1,915	$2,002
Carrier	18,608	18,922	17,812	2,697	3,777	3,165
Pratt & Whitney	20,892	19,397	16,160	1,668	1,269	1,300
Collins Aerospace Systems	26,028	16,634	14,691	4,100	2,303	2,191
Total segment	78,641	67,857	61,004	10,413	9,264	8,658
Eliminations and other	(1,595)	(1,356)	(1,167)	(932)	(236)	(81)
General corporate expenses	—	—	—	(515)	(475)	(439)
Consolidated	$77,046	$66,501	$59,837	$8,966	$8,553	$8,138

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Otis	$9,973	$9,374	$9,421	$145	$172	$133	$337	$190	$177
Carrier	22,789	22,189	22,657	243	263	326	513	357	372
Pratt & Whitney	31,271	29,341	26,768	822	866	923	980	852	672
Collins Aerospace Systems	74,049	73,115	34,567	959	515	527	1,749	883	823
Total segment	138,082	134,019	93,413	2,169	1,816	1,909	3,579	2,282	2,044
Eliminations and other	1,634	192	3,507	87	86	105	204	151	96
Consolidated	$139,716	$134,211	$96,920	$2,256	$1,902	$2,014	$3,783	$2,433	$2,140

Schedule of Revenues From External Customers And Long Lived Assets By Geographic Areas [Table Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
United States Operations	$48,288	$39,481	$33,912	$5,505	$4,941	$4,126	$7,498	$7,111	$5,323
International Operations
Europe	13,664	12,857	11,879	2,476	2,141	1,959	1,889	1,908	1,817
Asia Pacific	9,391	8,847	8,770	1,662	1,476	1,491	1,359	1,349	1,113
Other	7,298	6,672	6,443	770	706	1,082	1,412	1,363	1,389
Eliminations and other	(1,595)	(1,356)	(1,167)	(1,447)	(711)	(520)	597	566	544
Consolidated	$77,046	$66,501	$59,837	$8,966	$8,553	$8,138	$12,755	$12,297	$10,186

Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]

(dollars in millions)	2019	2018	2017
Pratt & Whitney	$5,614	$4,489	$3,347
Collins Aerospace Systems	4,802	2,779	2,299
Other	227	175	152
Total	$10,643	$7,443	$5,798

Revenue from External Customers by Geographic Areas [Table Text Block]

(dollars in millions)	2019	2018	2017
Europe	$7,122	$6,285	$5,273
Asia Pacific	6,479	5,429	3,634
Other	3,847	2,514	2,217
Total	$17,448	$14,228	$11,124

Schedule of Segment Reporting Information, by Geographic Market [Table Text Block]
Sales by primary geographical market for the year ended December 31, 2019 is as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Primary Geographical Markets
United States	$3,589	$9,574	$16,148	$18,977	$48,288
Europe	3,919	5,326	498	3,921	13,664
Asia Pacific	4,591	2,811	1,164	825	9,391
Other*	1,014	897	3,082	2,305	7,298
Total segment	$13,113	$18,608	$20,892	$26,028	$78,641
Eliminations and other					(1,595)
Consolidated					$77,046

Segment Reporting Disclosure, Product & Sales Type [Text Block]	for the year ended December 31, 2019 are as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Product Type
Commercial and industrial, non aerospace	$13,113	$18,608	$102	$51	$31,874
Commercial aerospace	—	—	14,516	19,005	33,521
Military aerospace	—	—	6,274	6,972	13,246
Total segment	$13,113	$18,608	$20,892	$26,028	$78,641
Eliminations and other					(1,595)
Consolidated					$77,046

Sales Type
Product	$5,669	$15,360	$12,977	$21,440	$55,446
Service	7,444	3,248	7,915	4,588	23,195
Total segment	$13,113	$18,608	$20,892	$26,028	$78,641
Eliminations and other					(1,595)
Consolidated					$77,046